Investments and assets and liabilities held for sale, Net cash flows incurred (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net cash flows incurred [Abstract]
Operating activities	R$ 698	R$ 51,581
Investing activities	(41,038)	(39,743)
Financing activities	(16,759)	(13,385)
Decrease in cash and cash equivalents	(57,099)	R$ (1,547)
Assets and Liabilities Classified as Held for Sale [Member] | Dona Juana [Member]
Net cash flows incurred [Abstract]
Operating activities	11,746		R$ 16,081
Investing activities	(15,058)		(6,677)
Financing activities	2,925		(5,457)
Decrease in cash and cash equivalents	R$ (387)		R$ 3,947